Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 10,324,941	$ 11,366,961
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	847,585	1,294,166
Expected credit income	(262,584)	(234,120)
Property and equipment written off	1,807	4,178
Income from investments	(287,022)	(7,296)
Deferred tax benefit	(83,112)	(51,609)
Repurchase Treasury shares	33,352
Changes in operating assets and liabilities:
Accounts receivable	(11,262,419)	(11,089,756)
Advance to suppliers	(48,309,925)	28,012,573
Prepaid expenses and other current assets	(976,429)	(3,140,645)
Receivables from supply chain solutions	24,053,943	3,411,356
Inventories	4,956,474	(18,988,807)
Accounts payable	(29,263,247)	(1,839,578)
Advance from customers	(9,517,489)	41,474,328
Taxes payable	75,614	754,075
Other payables	(1,514,377)	4,016,393
Payable to supply chain solutions	(8,416,415)	2,165,239
Operating lease liabilities	(83,690)	(490,946)
Accrued expenses and other current liabilities	334,742	567,503
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(69,348,251)	57,224,015
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(11,673)	(226,403)
Purchase of intangible asset	(4,316)	(43,534)
Proceeds from sale of short-term investments	24,704,041	53,004,461
Proceeds from sale of long-term investment		2,792,763
Proceeds from investment in debt securities		14,204,625
Purchase of short-term investments	(19,892,871)	(60,463,319)
Repayments from loans to third parties	2,079,501	471,604
Payments made for loans to third parties		(16,756,578)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	6,874,682	(7,016,381)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	1,386,334	139,638
Repayment of short-term bank loans	(624,198)	(11,912)
Proceeds from third party loans		1,954,934
Repayment to related party		(8,000,000)
Repayment of third party loans	(2,911,302)	(2,252,363)
Capital contribution from non-controlling interest		37,116
Repurchase Treasury shares		(17,514)
NET CASH USED IN FINANCING ACTIVITIES	(2,149,166)	(8,150,101)
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS	(2,165,168)	(2,738,394)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(66,787,903)	39,319,139
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH-BEGINNING	114,651,940	67,318,573
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH-ENDING	47,864,037	106,637,712
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income taxes	3,516,019	1,560,580
Cash paid for interest	69,664	11,912
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Lease liabilities arising from obtaining right-of-use assets	266,413
CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS ARE COMPRISED OF THE FOLLOWING:
Cash and cash equivalents	47,864,037	105,994,692
Restricted cash		643,020
Total cash and cash equivalents and restricted cash	$ 47,864,037	$ 106,637,712